The authorization of the consolidated financial statements	12 Months Ended
Dec. 31, 2023
Disclosure of authorization of the consolidated financial statements [abstract]
The authorization of the consolidated financial statements	2. The authorization of the consolidated financial statements The accompanying consolidated financial statements were authorized for issuance by the Board of Directors on April 11, 2024.